Composition of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	$ 6,758	$ 6,822
Less: Accumulated amortization	(5,680)	(5,438)
Other intangible assets, Net	1,078	1,384
Computer Software
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	3,480	3,428
Less: Accumulated amortization	(2,807)	(2,595)
Trademarks and domain names
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	1,449	1,499
Less: Accumulated amortization	(1,045)	(952)
Courseware
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	470	486
Less: Accumulated amortization	(470)	(486)
Business Contracts
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	511	530
Less: Accumulated amortization	(511)	(530)
Copyrights
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	639	662
Less: Accumulated amortization	(638)	(658)
Platform
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	209	217
Less: Accumulated amortization	$ (209)	$ (217)